Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
Changes in the carrying amount of goodwill by reportable segment for the periods indicated are as follows:

	West	Central	Northeast G&P	Total
	(Millions)
December 31, 2014	$45	$240	$835	$1,120
Purchase accounting adjustment	2	10	13	25
Impairment	—	(250)	(848)	(1,098)
December 31, 2015	$47	$—	$—	$47

Schedule of Finite-Lived Intangible Assets [Table Text Block]
The gross carrying amount and accumulated amortization of Other intangible assets – net of accumulated amortization at December 31 are as follows:

	2015		2014
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Millions)
Contractual customer relationships	$10,632	$(663)	$10,761	$(310)